Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement 2020 Fund	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNK Past 1 year	IXZNK Past 5 years	IXZNK Past 10 years
Total	0.36%	6.97%	7.61%	(1.02%)	4.78%	6.06%	0.59%	4.90%	5.70%	6.75%	8.52%	8.52%	(1.54%)	3.57%	2.90%	6.95%	8.73%	8.58%